Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of information by segment
	Years ended December 31,
	2025	2024	2023
Revenues from China	$35,789,798	$42,233,433	$43,047,749
Revenues directly from foreign countries	2,569,365	706,703	1,583,367
Total revenue	$38,359,163	$42,940,136	$44,631,115